UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,104,080
Tuscaloosa City Board of Education, RB, 5.00%, 8/01/20	225	250,990

		1,355,070
Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,535,680
Series C, 5.00%, 1/01/21	2,500	2,762,250

		6,297,930
Arizona — 3.4%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	470	483,268
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/19 (b)	5,585	6,087,594
5.00%, 7/01/20	1,300	1,445,002
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,582,800
5.25%, 12/01/20	1,000	1,105,290

		10,703,954
California — 8.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	918,587
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (c)	6,865	5,369,254
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.16%, 5/01/17 (d)	4,000	4,000,000
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	575,359
5.00%, 1/01/20	550	601,260
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,077,150

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	$1,000	$1,185,190
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,167,900

		27,894,700
Colorado — 2.4%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	779,251
Series B, 5.00%, 12/01/20	1,335	1,507,682
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	130,543
4.00%, 8/15/20	150	157,914
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	583,266
4.00%, 12/01/20	580	614,539
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (c)	4,500	3,863,520

		7,636,715
Florida — 3.5%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/18 (b)	5,160	5,491,788
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,250	1,323,800
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,526,786
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	554,890

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (e)(f)	$2,980	$2,084,540

		10,981,804
Georgia — 2.5%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,690,102
Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,364,225
5.00%, 11/15/20	1,440	1,565,107

		2,929,332
Illinois — 11.5%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/20	1,000	1,086,400
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,050,570
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,129,510
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (c)	13,455	11,026,373
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,104,700
State of Illinois, GO, 5.00%, 7/01/20	4,055	4,269,185
State of Illinois, RB, Series B:
5.00%, 6/15/19 (b)	515	559,717
5.00%, 6/15/20	1,485	1,602,894
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 2/15/20	4,145	4,444,228

		36,273,577
Indiana — 0.6%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	673,014

Municipal Bonds	Par (000)	Value
Indiana (continued)
Northern Indiana Commuter Transportation District, RB:
5.00%, 1/01/20	$370	$404,706
5.00%, 7/01/20	620	686,538

		1,764,258
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	2,650	2,660,998
Kansas — 2.0%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (c)	4,240	3,657,339
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,763,750

		6,421,089
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,214,955
5.00%, 12/01/20	1,430	1,576,003
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (c):
0.00%, 7/01/19	255	236,956
0.00%, 7/01/20	1,000	897,360

		4,925,274
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	443,820
Maryland — 1.8%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 6/15/19	250	267,580
5.00%, 6/15/20	275	299,613

2	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Maryland (continued)
County of Anne Arundel Maryland Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	$285	$300,313
5.00%, 7/01/20	500	549,990
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,155	1,220,974
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 6/01/20	640	689,472
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21 (g)	1,335	1,531,886
University of Maryland, Medical System, 5.00%, 7/01/19	670	725,442

		5,585,270
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,075,730
Michigan — 4.5%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,522,935
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,335	1,405,702
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,064,980
Michigan Finance Authority, Refunding RB, AMT:
5.00%, 11/01/19	1,940	2,077,468
5.00%, 11/01/20	1,800	1,953,306
Saginaw Valley State University, Refunding RB, Series A, 5.00%, 7/01/20	1,000	1,105,560
State of Michigan Building Authority, Refunding RB, Facilities Program: Series 1-A, 5.00%, 10/15/20	325	362,898

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program (continued):
Series 2-A, 4.00%, 10/15/20	$1,205	$1,299,496
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,094,440
5.00%, 11/01/21	2,000	2,181,980

		14,068,765
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, (AGM), 5.00%, 3/01/20	1,035	1,127,601
Missouri — 1.4%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,320,970
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Centre, Series B, 3.85%, 8/15/20	400	391,780
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	557,560

		4,270,310
Multi-State — 1.7%
Centerline Equity Issuer Trust (a)(h):
Series A-4-2, 6.00%, 10/31/52	2,500	2,710,125
Series B-3-2, 6.30%, 10/31/52	2,500	2,726,550
		5,436,675
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,828,265
Nevada — 0.9%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	542,120
5.00%, 7/01/20	1,000	1,109,430

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	$1,245	$1,296,804

		2,948,354
New Jersey — 9.2%
County of Atlantic New Jersey, GO, Refunding, 3.00%, 10/01/20	2,740	2,841,270
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,682,715
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,005	1,045,180
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 7/01/20	250	271,710
New Jersey EDA, Refunding RB: (AGC), 5.25%, 12/15/20	3,150	3,474,797
Cigarette Tax, 5.00%, 6/15/20	2,500	2,671,625
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,079,940
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,141,673
Seton Hall University, Series D, 5.00%, 7/01/20	650	717,022
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (g)	2,500	2,730,350
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/17 (b)	2,110	2,146,334
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	2,565	2,747,115
5.00%, 12/01/20	2,900	3,138,641
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/20	$2,000	$2,111,380

		28,799,752

Municipal Bonds	Par (000)	Value
New York — 3.6%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/20	330	362,083
Build NYC Resource Corp., Refunding RB, AMT, 3.75%, 1/01/20 (a)	625	636,006
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 6/01/19	400	429,528
5.00%, 6/01/20	450	492,732
New York State Energy Research & Development Authority, Refunding RB, 2.00%, 2/01/29 (d)	3,000	2,975,970
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	961,013
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/20	3,500	3,662,120
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,525	1,672,269
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/20	230	251,981

		11,443,702
North Carolina — 2.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/19 (b)	1,400	1,502,424
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,490,000

		6,992,424
Ohio — 1.7%
Ohio State Water Development Authority, Refunding RB, Series B, 4.00%, 12/01/33 (d)	5,300	2,197,168
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 6/30/19	945	1,012,946

4	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT (continued):
5.00%, 12/31/19	$830	$899,454
5.00%, 6/30/20	1,000	1,093,050

		5,202,618
Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,203,873
Pennsylvania — 8.4%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services:
4.00%, 12/01/19	840	859,614
4.00%, 12/01/20	870	885,521
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (d)	3,405	1,406,367
Cumberland County Municipal Authority, Refunding RB, 4.00%, 1/01/20	1,000	1,058,420
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,362,959
Montgomery County IDA, Refunding RB, Series A, 5.00%, 1/15/20	1,400	1,508,416
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/20	3,830	4,164,167
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,298,975
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,203,375
4.00%, 10/01/20	1,210	1,255,085
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,735,477
University Properties, Inc., 4.00%, 7/01/19	230	239,028

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A (continued):
University Properties, Inc., 4.00%, 7/01/20	$450	$470,763
Widener University, 5.00%, 7/15/20	600	658,752
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	465,594
2.55%, 4/01/20	850	863,345
2.65%, 10/01/20	865	881,374
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,660,455
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (b)	1,000	1,086,310
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,094,689
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	393,907
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	373,010
4.00%, 7/01/20	465	485,214
Westmoreland County Municipal Authority, Refunding RB, (BAM), 3.00%, 8/15/20	110	114,123

		26,524,940
Rhode Island — 1.9%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 5/15/20	1,500	1,627,935
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,194,691

		5,822,626
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,210,420

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	$240	$251,186
5.00%, 10/01/20	325	354,179

		605,365
Texas — 15.6%
Central Texas Regional Mobility Authority, Refunding RB:
5.75%, 1/01/19 (g)	605	656,879
5.00%, 1/01/20	620	674,455
Senior Lien, 5.75%, 1/01/19	195	209,752
Senior Lien, 5.75%, 1/01/20	1,140	1,262,903
Central Texas Turnpike System, RB, CAB (AMBAC) (c):
0.00%, 8/15/21 (g)	1,825	1,673,416
0.00%, 8/15/24 (g)	1,295	1,076,028
Series A, 0.00%, 8/15/21	6,165	5,577,845
Series A, 0.00%, 8/15/24	7,155	5,716,416
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 8/15/42 (d)	1,000	1,096,590
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,694,925
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	276,565
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 7/01/20	5,000	5,120,700
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,043,257
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,542,950
New Hope Cultural Education Facilities Corp., RB:
4.00%, 4/01/20	585	607,914
4.00%, 4/01/20	180	187,609
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/19	345	357,837
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/20	415	434,605

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	$1,000	$1,068,810
5.38%, 1/01/21	5,000	5,354,800
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,491,450

		49,125,706
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,256,060
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,664,145
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/19	425	445,778
5.00%, 7/01/20	335	355,140

		4,721,123
Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	2,959,294
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	279,812
5.00%, 10/01/42 (d)	4,000	4,531,960

		7,771,066
Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,089,550
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,634,003
ThedaCare, Inc., 5.00%, 12/15/20	250	279,660

		3,003,213
Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	250	275,220

6	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Guam (continued)
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$1,190	$1,308,036

		1,583,256
Total Municipal Bonds – 102.3%		321,329,677

Municipal Bonds Transferred to Tender Option Bond Trusts (i) — 1.7%
Illinois — 1.7%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,252,700
Total Long-Term Investments (Cost — $317,943,042) — 104.0%		326,582,377

Short-Term Securities — 3.6%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (j)(k)	11,524,047	$11,525,200
Total Short-Term Securities (Cost — $11,524,753) — 3.6%		11,525,200
Total Investments (Cost — $329,467,795*) — 107.6%		338,107,577
Other Assets Less Liabilities — 0.5%		1,319,273
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%		(3,757,798)
AMPS Shares, at Liquidation Value — (6.9)%		(21,525,000)

Net Assets Applicable to Common Shares — 100.0%		$314,144,052

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$325,524,875

Gross unrealized appreciation	$15,326,621
Gross unrealized depreciation	(6,493,919)

Net unrealized appreciation	$8,832,702

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Variable rate security. Rate as of period end.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(h)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,473,974	6,050,073	11,524,047	$11,525,200	$17,992	$729	$447

(k)	Current yield as of period end.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Trust’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$326,582,377	—	$326,582,377
Short-Term Securities	$11,525,200	—	—	11,525,200

Total	$11,525,200	$326,582,377	—	$338,107,577

[1]	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(3,750,000)	—	$(3,750,000)
VRDP Shares at Liquidation Value	—	(21,525,000)	—	(21,525,000)

Total	—	$(25,275,000)	—	$(25,275,000)

During the period ended January 31, 2017, there were no transfers between levels.

9	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Municipal 2020 Term Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Municipal 2020 Term Trust

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock Municipal 2020 Term Trust

Date: March 23, 2017